INCOME TAXES (Reconciliation of Effective Income Tax to Statutory Rate) (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. Statutory rates		34.00%	34.00%
Foreign income not recognized in the U.S.		(35.80%)	(33.70%)
Foreign income tax rate		25.00%	25.00%
Effect of favorable income tax rate in certain entity in PRC		(10.80%)	(8.70%)
R&D tax credit	[1]	(1.60%)	(2.00%)
Change in valuation allowance		3.10%
Non-taxable permanent difference	[2]	1.50%	0.40%
Effective tax rate		15.40%	15.00%

[1]	According to PRC tax regulation, 150% of current year R&D expense approved by local tax authority could be deducted from taxable income.
[2]	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.